                                       1
                                                                          Report

                                 Investor Funds
           ---------------------------------------------------------
                       Twelve months ended June 30, 2002






                                   One Group
                                     Annual
                                     Report

Portfolio performance review.............   2
Schedules of portfolio investments.......   5
Statements of assets and liabilities.....   9
Statements of operations.................  10
Statements of changes in net assets......  11
Schedules of capital stock activity......  13
Financial highlights.....................  16
Notes to financial statements............  20
Report of independent accountants........  24
Trustees.................................  25
Officers.................................  26

                                                       ONE GROUP(R) Mutual Funds

 NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE



     This material must be preceded or accompanied by a current prospectus

                                       2
Report
ONE GROUP MUTUAL FUNDS         Investor Funds Annual Report        June 30, 2002

One Group Investor Funds
--------------------------------------------------------------------------------

Portfolio Performance Review

From an interview with Banc One Investment Advisors' Bala Iyer, Ph.D, CFA and member of the asset allocation committee, Rick Jandrain, chairman of the asset allocation committee and chief investment officer of equity securities and Gary Madich, CFA and chief investment officer of fixed income securities.

What were the funds' total returns?
For the year ended June 30, 2002, the funds posted the following total returns for their respective I share classes:

- One Group Investor Conservative Growth Fund: -0.89%

- One Group Investor Balanced Fund: -4.90%

- One Group Investor Growth and Income Fund: -9.23%

- One Group Investor Growth Fund: -12.93%

For information on other share classes and performance comparisons to peer groups, see inside the back cover.

What would you like shareholders to know about how the stock and bond markets affected fund performance?
In general, many stocks posted significant declines during the year, with most of the poor performance coming from the large-cap and international segments. A barrage of bad news -- from terrorism to economic recession to earnings disappointments to corporate record-keeping problems to Middle East conflict -- troubled equity investors. Once again, the bond market outpaced the stock market, with higher-quality bond sectors showing the best relative performance.

Given these trends, equity exposure was a key determinant of performance for the year. Funds with larger equity components and smaller fixed income segments posted lower returns than funds with smaller equity weightings and greater fixed income exposure. However, we believe that by adhering to the Fund's stated asset allocations and staying fully invested we not only helped maintain your asset allocation strategy, but also helped position the Fund for long-term growth.

What were your asset allocation strategies?
All of the Investor Funds finished the fiscal year at their target asset allocations:

- One Group Investor Conservative Growth Fund: 30% equity funds, 70% fixed income funds

- One Group Investor Balanced Fund: 50% equity funds, 50% fixed income funds

- One Group Investor Growth and Income Fund: 70% equity funds, 30% fixed income funds

- One Group Investor Growth Fund: 90% equity funds, 10% fixed income funds

Within each asset class, the Funds were broadly diversified between large-, mid- and small-cap funds, growth and value funds, and Treasury, mortgage and corporate bonds.

Did you implement any "value-added" asset allocation strategies during the year? Along with maintaining a broadly diversified portfolio, we attempted to add value for shareholders through "tactical" allocation moves. Within the equity components, we favored small- and mid-cap funds by 2 percent over large-cap, and within the bond portions we over-weighted high-yield bonds by 4 percent. The equity shift proved beneficial, as small- and mid-cap stocks out-performed their larger peers, due to better price/earnings multiples. On the other hand, high-yield bonds showed continued poor performance, primarily due to the soft economy and lingering credit-quality concerns.

What is your market outlook, and how do you plan to position the Funds?
We're hopeful that stocks will turn around within the next 12 months and once again offer positive returns for investors. We also expect the bond market to continue posting solid results. We plan to keep our allocations to equity and fixed income funds unchanged at their target levels and to take advantage of an improving economy in our tactical moves within the asset classes.

  Please refer to the prospectus and the accompanying financial statements for more information about the Funds.

One Group Investor Funds
--------------------------------------------------------------------------------

Portfolio Performance Review, continued



                                       3
                                                                          Report
ONE GROUP MUTUAL FUNDS         Investor Funds Annual Report        June 30, 2002

One Group Investor Conservative Growth Fund

                                    [GRAPH}
                          Value of $10,000 Investment

                                                                                 LEHMAN BROTHERS
                                                                             INTERMEDIATE AGGREGATE
                                                         CLASS I                   BOND INDEX                  LIPPER MIX
                                                         -------             ----------------------            ----------
12/96                                                     10000                       10000                       10000
6/97                                                      10600                       10262                       10476
6/98                                                      11949                       11153                       11745
6/99                                                      12787                       11613                       12311
6/00                                                      13365                       12145                       13263
6/01                                                      13864                       13504                       13977
6/02                                                      13741                       14673                       14305

                Average Annual Total Return as of June 30, 2002

--------------------------------------------------------------------------------------------------------
                       Class I     Class A    Class A*     Class B    Class B*     Class C    Class C*
--------------------------------------------------------------------------------------------------------
 1 year                 -0.89%      -1.13%      -6.30%      -1.86%      -6.60%      -1.85%      -2.80%
--------------------------------------------------------------------------------------------------------
 5 year                  5.33%       5.06%       3.94%       4.28%       3.95%       4.28%       4.28%
--------------------------------------------------------------------------------------------------------
 Since Inception         5.89%       5.55%       4.54%       4.82%       4.67%       4.81%       4.81%
--------------------------------------------------------------------------------------------------------
 Inception Date       12/10/96    12/10/96                12/10/96                12/10/96
--------------------------------------------------------------------------------------------------------

One Group Investor Balanced Fund

                                    [GRAPH]
                          Value of $10,000 Investment

                                                                                 LEHMAN BROTHERS
                                                                             INTERMEDIATE AGGREGATE
                                                         CLASS I                   BOND INDEX                  LIPPER MIX
                                                         -------             ----------------------            ----------
12/96                                                     10000                       10000                       10000
6/97                                                      10848                       10262                       10701
6/98                                                      12695                       11153                       12288
6/99                                                      14111                       11613                       13144
6/00                                                      15056                       12145                       14532
6/01                                                      14952                       13504                       14783
6/02                                                      14219                       14673                       14364

                Average Annual Total Return as of June 30, 2002

--------------------------------------------------------------------------------------------------------
                       Class I     Class A    Class A*     Class B    Class B*     Class C    Class C*
--------------------------------------------------------------------------------------------------------
 1 year                 -4.90%      -5.13%     -10.08%      -5.92%     -10.50%      -5.92%      -6.83%
--------------------------------------------------------------------------------------------------------
 5 year                  5.56%       5.25%       4.12%       4.48%       4.15%       4.45%       4.45%
--------------------------------------------------------------------------------------------------------
 Since Inception         6.54%       6.24%       5.22%       5.51%       5.37%       5.47%       5.47%
--------------------------------------------------------------------------------------------------------
 Inception Date       12/10/96    12/10/96                12/10/96                12/10/96
--------------------------------------------------------------------------------------------------------

* Reflects Applicable Sales Charge or Contingent Deferred Sales Charge.

The performance data quoted represents past performance and is not an indication of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The total return set forth may reflect the waiver of a portion of the fund's fees for certain periods since the inception date, without the waiver, total return would have been lower.

Prior to the inception of Class C (7/1/97), performance is based on Class I share performance adjusted to reflect the deduction of fees and expenses.

The performance of the Investor Conservative Growth Fund and the Investor Balanced Fund is measured against the Lehman Brothers Intermediate Aggregate Bond Index, an unmanaged index comprised of U.S. Government, mortgage, corporate and asset-backed securities with maturities of one to ten years. Investors are unable to purchase the index directly, although they can invest in the underlying securities. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these services as well as the deduction of sales charges on Class A shares and applicable contingent deferred sales charges on Class B and Class C shares.

The Lipper Mix of the Investor Conservative Growth Fund consists of the average monthly returns of the Lipper 1000 Index (20%), the Lipper International Fund Index (5%), and the Lipper Intermediate U.S. Government Index (75%). The Lipper Universes consist of the equally weighted average monthly return of all the funds within the category.

The Lipper Mix of the Investor Balanced Fund consists of the average monthly returns of the Lipper 1000 Index (40%), the Lipper International Fund Index (5%), and the Lipper Intermediate U.S. Government Index (55%). The Lipper Universes consist of the equally weighted average monthly return of all the funds within the category.

One Group Investor Funds
--------------------------------------------------------------------------------

Portfolio Performance Review, continued



                                       4
Report
ONE GROUP MUTUAL FUNDS         Investor Funds Annual Report        June 30, 2002

One Group Investor Growth & Income Fund

                                    [GRAPH]
                          Value of $10,000 Investment

                                                                             S&P SUPERCOMPOSITE 1500
                                                         CLASS I                      INDEX                    LIPPER MIX
                                                         -------             -----------------------           ----------
12/96                                                     10000                       10000                       10000
6/97                                                      11087                       11750                       10926
6/98                                                      13342                       15210                       12842
6/99                                                      15225                       18456                       14013
6/00                                                      16461                       19953                       15889
6/01                                                      15883                       17405                       15584
6/02                                                      14417                       14533                       14334

                Average Annual Total Return as of June 30, 2002

--------------------------------------------------------------------------------------------------------
                       Class I     Class A    Class A*     Class B    Class B*     Class C    Class C*
--------------------------------------------------------------------------------------------------------
 1 year                 -9.23%      -9.53%     -14.26%     -10.15%     -14.55%     -10.19%     -11.07%
--------------------------------------------------------------------------------------------------------
 5 year                  5.39%       5.11%       3.98%       4.35%       4.01%       4.35%       4.35%
--------------------------------------------------------------------------------------------------------
 Since Inception         6.81%       6.66%       5.64%       5.88%       5.74%       5.89%       5.89%
--------------------------------------------------------------------------------------------------------
 Inception Date       12/10/96    12/10/96                12/10/96                12/10/96
--------------------------------------------------------------------------------------------------------

One Group Investor Growth Fund

                                    [GRAPH]
                          Value of $10,000 Investment

                                                                             S&P SUPERCOMPOSITE 1500
                                                         CLASS I                      INDEX                    LIPPER MIX
                                                         -------             -----------------------           ----------
12/96                                                     10000                       10000                       10000
6/97                                                      11350                       11750                       11161
6/98                                                      14053                       15210                       13342
6/99                                                      16419                       18456                       14783
6/00                                                      18089                       19953                       17222
6/01                                                      17000                       17405                       16137
6/02                                                      14801                       14533                       14088

                Average Annual Total Return as of June 30, 2002

--------------------------------------------------------------------------------------------------------
                       Class I     Class A    Class A*     Class B    Class B*     Class C    Class C*
--------------------------------------------------------------------------------------------------------
 1 year                -12.93%     -13.06%     -17.63%     -13.74%     -17.98%     -13.74%     -14.58%
--------------------------------------------------------------------------------------------------------
 5 year                  5.45%       5.20%       4.07%       4.40%       4.07%       4.38%       4.38%
--------------------------------------------------------------------------------------------------------
 Since Inception         7.32%       6.97%       5.94%       6.41%       6.27%       6.39%       6.39%
--------------------------------------------------------------------------------------------------------
 Inception Date       12/10/96    12/10/96                12/10/96                12/10/96
--------------------------------------------------------------------------------------------------------

* Reflects Applicable Sales Charge or Contingent Deferred Sales Charge.

The performance data quoted represents past performance and is not an indication of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The total return set forth may reflect the waiver of a portion of the fund's fees for certain periods since the inception date, without the waiver, total return would have been lower.

Prior to the inception of Class C (7/1/97), performance is based on Class I share performance adjusted to reflect the deduction of fees and expenses.

The performance of the Investor Growth & Income Fund and the Investor Growth Fund is measured against the S&P SuperComposite 1500 Index, an unmanaged index generally representative of the performance of large and small companies in the U.S. stock market. Investors are unable to purchase the index directly, although they can invest in the underlying securities. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these services as well as the deduction of sales charges on Class A shares and applicable contingent deferred sales charges on Class B and Class C shares.

The Lipper Mix of the Investor Growth & Income Fund consists of the average monthly returns of the Lipper 1000 Index (60%), the Lipper International Fund Index (5%), and the Lipper Intermediate U.S. Government Index (35%). The Lipper Universes consist of the equally weighted average monthly return of all the funds within the category.

The Lipper Mix of the Investor Growth Fund consists of the average monthly returns of the Lipper 1000 Index (75%), the Lipper International Fund Index (10%), and the Lipper Intermediate U.S. Government Index (15%). The Lipper Universes consist of the equally weighted average monthly return of all the funds within the category.

                                       5
                                                                          Report
ONE GROUP MUTUAL FUNDS         Investor Funds Annual Report        June 30, 2002

One Group Investor Conservative Growth Fund
--------------------------------------------------------------------------------

Schedule of Portfolio Investments
(Amounts in thousands)

 Shares            Security Description           Value
---------   -----------------------------------  --------
 Investment Companies (99.6%):
  2,791     One Group Bond Fund, Class I ......  $ 30,195
  1,426     One Group Diversified Equity Fund,
              Class I .........................    14,914
    488     One Group Diversified International
              Fund, Class I ...................     5,794
    373     One Group Diversified Mid Cap Fund,
              Class I .........................     5,986
  1,096     One Group Equity Income Fund, Class
              I ...............................    17,923
  3,516     One Group Government Bond Fund,
              Class I .........................    36,043
  3,505     One Group High Yield Bond Fund,
              Class I .........................    25,620
  4,576     One Group Income Bond Fund, Class
              I ...............................    35,737
  2,817     One Group Intermediate Bond Fund,
              Class I .........................    30,141
    214     One Group International Equity
              Index Fund, Class I .............     3,022
  1,201     One Group Large Cap Growth Fund,
              Class I .........................    14,811

 Shares            Security Description           Value
---------   -----------------------------------  --------
Investment Companies, continued:
  1,170     One Group Large Cap Value Fund,
              Class I .........................  $ 14,940
    320     One Group Mid Cap Growth Fund,
              Class I .........................     5,986
    392     One Group Mid Cap Value Fund, Class
              I ...............................     6,002
  4,009     One Group Prime Money Market Fund,
              Class I .........................     4,009
  2,811     One Group Short-Term Bond Fund,
              Class I .........................    30,159
  1,818     One Group Ultra Short-Term Bond
              Fund, Class I ...................    18,093
                                                 --------
  Total Investment Companies                      299,375
                                                 --------
Total (Cost $314,401)(a)                         $299,375
                                                 ========

------------
Percentages indicated are based on net assets of $300,514.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $  5,052
                   Unrealized depreciation......................   (20,078)
                                                                  --------
                   Net unrealized appreciation (depreciation)...  $(15,026)
                                                                  ========

Aggregate cost for federal income tax purposes differs from cost for financial reporting purposes by less than 2% of net assets and is therefore considered substantially the same.
See notes to financial statements.

                                       6
Report
ONE GROUP MUTUAL FUNDS         Investor Funds Annual Report        June 30, 2002

One Group Investor Balanced Fund
--------------------------------------------------------------------------------

Schedule of Portfolio Investments
(Amounts in thousands)

Shares          Security Description           Value
------   -----------------------------------  --------
Investment Companies (100.2%):
 6,325   One Group Bond Fund, Class I.......  $ 68,434
 7,137   One Group Diversified Equity Fund,
           Class I..........................    74,650
 1,930   One Group Diversified International
           Fund, Class I....................    22,908
 2,377   One Group Diversified Mid Cap Fund,
           Class I..........................    38,168
 1,368   One Group Equity Income Fund, Class
           I................................    22,376
 6,678   One Group Government Bond Fund,
           Class I..........................    68,450
11,228   One Group High Yield Bond Fund,
           Class I..........................    82,079
11,637   One Group Income Bond Fund, Class
           I................................    90,883
 2,948   One Group Intermediate Bond Fund,
           Class I..........................    31,548
 1,640   One Group International Equity
           Index Fund, Class I..............    23,123
 4,277   One Group Large Cap Growth Fund,
           Class I..........................    52,742
 4,147   One Group Large Cap Value Fund,
           Class I..........................    52,953

Shares          Security Description           Value
------   -----------------------------------  --------
Investment Companies, continued:
 2,031   One Group Mid Cap Growth Fund,
           Class I..........................  $ 37,967
 2,485   One Group Mid Cap Value Fund, Class
           I................................    38,102
 7,888   One Group Prime Money Market Fund,
           Class I..........................     7,888
 1,458   One Group Short-Term Bond Fund,
           Class I..........................    15,641
   775   One Group Small Cap Growth Fund,
           Class I..........................     7,154
   361   One Group Small Cap Value Fund,
           Class I..........................     7,640
 1,595   One Group Ultra Short-Term Bond
           Fund, Class I....................    15,871
                                              --------
  Total Investment Companies                   758,577
                                              --------
Total (Cost $815,464)(a)                      $758,577
                                              ========

------------
Percentages indicated are based on net assets of $756,966.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $ 15,623
                   Unrealized depreciation......................   (72,510)
                                                                  --------
                   Net unrealized appreciation (depreciation)...  $(56,887)
                                                                  ========

Aggregate cost for federal income tax purposes differs from cost for financial reporting purposes by less than 2% of net assets and is therefore considered substantially the same.
See notes to financial statements.

                                       7
                                                                          Report
ONE GROUP MUTUAL FUNDS         Investor Funds Annual Report        June 30, 2002

One Group Investor Growth & Income Fund
--------------------------------------------------------------------------------

Schedule of Portfolio Investments
(Amounts in thousands)

Shares          Security Description          Value
-------   --------------------------------  ----------
Investment Companies (100.1%):
  4,901   One Group Bond Fund, Class I ...  $   53,031
 11,115   One Group Diversified Equity
            Fund, Class I ................     116,263
  4,409   One Group Diversified
            International Fund, Class
            I ............................      52,336
  3,967   One Group Diversified Mid Cap
            Fund, Class I ................      63,703
  4,152   One Group Government Bond Fund,
            Class I ......................      42,553
 14,163   One Group High Yield Bond Fund,
            Class I ......................     103,528
  9,429   One Group Income Bond Fund,
            Class I ......................      73,644
  1,058   One Group Intermediate Bond
            Fund, Class I ................      11,325
  2,352   One Group International Equity
            Index Fund, Class I ..........      33,161
 10,286   One Group Large Cap Growth Fund,
            Class I ......................     126,926
 10,874   One Group Large Cap Value Fund,
            Class I ......................     138,859

Shares          Security Description          Value
-------   --------------------------------  ----------
Investment Companies, continued:
  3,981   One Group Mid Cap Growth Fund,
            Class I ......................  $   74,401
  4,857   One Group Mid Cap Value Fund,
            Class I ......................      74,452
 13,077   One Group Prime Money Market
            Fund, Class I ................      13,077
  1,062   One Group Short-Term Bond Fund,
            Class I ......................      11,390
  3,447   One Group Small Cap Growth Fund,
            Class I ......................      31,818
  1,503   One Group Small Cap Value Fund,
            Class I ......................      31,841
  1,154   One Group Ultra Short-Term Bond
            Fund, Class I ................      11,487
                                            ----------
  Total Investment Companies                 1,063,795
                                            ----------
Total (Cost $1,192,164)(a)                  $1,063,795
                                            ==========

------------
Percentages indicated are based on net assets of $1,062,586.

(a) Represents cost for financial reporting purposes and differs from value by net unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $  25,308
                   Unrealized depreciation......................   (153,677)
                                                                  ---------
                   Net unrealized appreciation (depreciation)...  $(128,369)
                                                                  =========

Aggregate cost for federal income tax purposes differs from cost for financial reporting purposes by less than 2% of net assets and is therefore considered substantially the same.
See notes to financial statements.

                                       8
Report
ONE GROUP MUTUAL FUNDS         Investor Funds Annual Report        June 30, 2002

One Group Investor Growth Fund
--------------------------------------------------------------------------------

Schedule of Portfolio Investments
(Amounts in thousands)

 Shares            Security Description           Value
---------   -----------------------------------  --------
 Investment Companies (99.9%):
    723     One Group Bond Fund, Class I ......  $  7,818
  9,274     One Group Diversified Equity Fund,
              Class I .........................    97,006
  3,627     One Group Diversified International
              Fund, Class I ...................    43,052
  4,269     One Group Diversified Mid Cap Fund,
              Class I .........................    68,565
  5,653     One Group High Yield Bond Fund,
              Class I .........................    41,327
  1,803     One Group Income Bond Fund, Class
              I ...............................    14,084
  2,575     One Group International Equity
              Index Fund, Class I .............    36,305
  7,875     One Group Large Cap Growth Fund,
              Class I .........................    97,102
  8,162     One Group Large Cap Value Fund,
              Class I .........................   104,234

 Shares            Security Description           Value
---------   -----------------------------------  --------
Investment Companies, continued:
  3,338     One Group Mid Cap Growth Fund,
              Class I .........................  $ 62,395
  4,123     One Group Mid Cap Value Fund, Class
              I ...............................    63,212
  7,298     One Group Prime Money Market Fund,
              Class I .........................     7,298
  2,916     One Group Small Cap Growth Fund,
              Class I .........................    26,914
  1,316     One Group Small Cap Value Fund,
              Class I .........................    27,877
                                                 --------
  Total Investment Companies                      697,189
                                                 --------
Total (Cost $788,820)(a)                         $697,189
                                                 ========

------------
Percentages indicated are based on net assets of $697,963.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $  17,216
                   Unrealized depreciation......................   (108,847)
                                                                  ---------
                   Net unrealized appreciation (depreciation)...  $ (91,631)
                                                                  =========

Aggregate cost for federal income tax purposes differs from cost for financial reporting purposes by less than 2% of net assets and is therefore considered substantially the same.
See notes to financial statements.

                                       9
                                                                          Report
ONE GROUP MUTUAL FUNDS         Investor Funds Annual Report        June 30, 2002

Investor Funds Annual Report
--------------------------------------------------------------------------------

Statements of Assets and Liabilities
(Amounts in thousands, except per share amounts)

                                                                Investor      Investor     Investor      Investor
                                                              Conservative    Balanced     Growth &       Growth
                                                              Growth Fund       Fund      Income Fund      Fund
                                                              ------------    --------    -----------    --------
Assets:
Investments, at cost .......................................    $314,401      $815,464    $1,192,164     $788,820
Unrealized appreciation (depreciation) from investments ....     (15,026)      (56,887)     (128,369)     (91,631)
                                                                --------      --------    ----------     --------
Investments, at value ......................................     299,375       758,577     1,063,795      697,189
Cash .......................................................         290            --            --           --
Dividends receivable .......................................       1,021         2,181         2,265          868
Receivable for capital shares issued .......................       1,207         2,097         1,617          859
Receivable for investments sold ............................       3,050        18,000        22,500        9,000
Prepaid expenses ...........................................           1             2             2            1
                                                                --------      --------    ----------     --------
Total Assets ...............................................     304,944       780,857     1,090,179      707,917
                                                                --------      --------    ----------     --------
Liabilities:
Cash overdraft .............................................          --           400            --           --
Dividends payable ..........................................         822         4,333         3,447           --
Payable for investments purchased ..........................       3,050        18,000        22,500        9,000
Payable for capital shares redeemed ........................         293           539           852          473
Accrued expenses and other payables:
  Investment advisory fees .................................          12            32            44            6
  Administration fees ......................................          51            75           110           29
  Distribution fees ........................................         154           418           530          432
  Other ....................................................          48            94           110           14
                                                                --------      --------    ----------     --------
Total Liabilities ..........................................       4,430        23,891        27,593        9,954
                                                                --------      --------    ----------     --------
Net Assets:
Capital ....................................................     320,346       841,469     1,251,293      840,226
Undistributed (distributions in excess of) net investment
  income from affiliates ...................................         (17)          (44)          (58)         (11)
Accumulated undistributed net realized gains (losses) from
  investment transactions and distributions from affiliated
  investment companies .....................................      (4,789)      (27,572)      (60,280)     (50,621)
Net unrealized appreciation (depreciation) from investments
  in affiliates ............................................     (15,026)      (56,887)     (128,369)     (91,631)
                                                                --------      --------    ----------     --------
Net Assets .................................................    $300,514      $756,966    $1,062,586     $697,963
                                                                ========      ========    ==========     ========
Net Assets:
  Class I ..................................................    $ 57,251      $ 45,136    $  176,206     $ 35,237
  Class A ..................................................      74,756       281,567       334,005      195,576
  Class B ..................................................     156,833       406,991       522,731      441,074
  Class C ..................................................      11,674        23,272        29,644       26,076
                                                                --------      --------    ----------     --------
Total ......................................................    $300,514      $756,966    $1,062,586     $697,963
                                                                ========      ========    ==========     ========
Outstanding Units of Beneficial Interest (Shares):
  Class I ..................................................       5,640         4,308        16,427        3,171
  Class A ..................................................       7,382        26,879        30,845       17,737
  Class B ..................................................      15,481        38,897        48,469       40,028
  Class C ..................................................       1,154         2,235         2,774        2,395
                                                                --------      --------    ----------     --------
Total ......................................................      29,657        72,319        98,515       63,331
                                                                ========      ========    ==========     ========
Net Asset Value
  Class I -- Offering and redemption price per share .......    $  10.15      $  10.48    $    10.73     $  11.11
                                                                ========      ========    ==========     ========
  Class A -- Redemption price per share ....................    $  10.13      $  10.48    $    10.83     $  11.03
                                                                ========      ========    ==========     ========
    Maximum sales charge ...................................        5.25%         5.25%         5.25%        5.25%
                                                                ========      ========    ==========     ========
    Maximum offering price per share (100%/(100% - maximum
      sales charge) of net asset value adjusted to the
      nearest cent) ........................................    $  10.69      $  11.06    $    11.43     $  11.64
                                                                ========      ========    ==========     ========
  Class B -- Offering price per share (a) ..................    $  10.13      $  10.46    $    10.79     $  11.02
                                                                ========      ========    ==========     ========
  Class C -- Offering price per share (a) ..................    $  10.12      $  10.41    $    10.69     $  10.89
                                                                ========      ========    ==========     ========

------------

(a) Redemption price per Class B and Class C share varies based on length of time shares are held.
See notes to financial statements.
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--------------------------------------------------------------------------------

Statements of Operations
(Amounts in thousands)

                                                      Investor      Investor     Investor      Investor
                                                    Conservative    Balanced     Growth &       Growth
                                                    Growth Fund       Fund      Income Fund      Fund
                                                    ------------    --------    -----------    ---------
Investment Income:
Dividend income from affiliates ..................    $ 11,884      $ 26,381     $  27,373     $  10,477
                                                      --------      --------     ---------     ---------
Total Income .....................................      11,884        26,381        27,373        10,477
                                                      --------      --------     ---------     ---------
Expenses:
Investment advisory fees .........................         136           365           525           348
Administration fees ..............................         272           673           898           647
Distribution fees (Class A) ......................         209           931         1,238           685
Distribution fees (Class B) ......................       1,450         3,887         5,046         4,346
Distribution fees (Class C) ......................          90           197           226           211
Custodian fees ...................................           3             3             4             3
Legal and audit fees .............................           8            10            12            10
Trustees' fees and expenses ......................           4            10            14             9
Transfer agent fees ..............................         126           406           741           840
Registration and filing fees .....................          54            96           120           114
Printing and mailing costs .......................          33            87           122           195
Other ............................................           3            13            17            11
                                                      --------      --------     ---------     ---------
Total expenses before waivers ....................       2,388         6,678         8,963         7,419
Less waivers .....................................         (64)         (278)         (400)         (745)
                                                      --------      --------     ---------     ---------
Net Expenses .....................................       2,324         6,400         8,563         6,674
                                                      --------      --------     ---------     ---------
Net Investment Income ............................       9,560        19,981        18,810         3,803
                                                      --------      --------     ---------     ---------
Realized/Unrealized Gains (Losses) from Investment
  Transactions:
Net realized gains (losses) from investment
  transactions in affiliates .....................      (4,261)      (24,958)      (51,234)      (47,253)
Distributions of realized gains by investment
  company affiliates .............................       1,434         4,979         9,067         8,387
Net change in unrealized appreciation
  (depreciation) from investments in
  affiliates .....................................     (11,132)      (43,365)      (87,477)      (66,708)
                                                      --------      --------     ---------     ---------
Net realized/unrealized gains (losses) from
  investment transactions in affiliates ..........     (13,959)      (63,344)     (129,644)     (105,574)
                                                      --------      --------     ---------     ---------
Change in net assets resulting from operations ...    $ (4,399)     $(43,363)    $(110,834)    $(101,771)
                                                      ========      ========     =========     =========

See notes to financial statements.
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Statements of Changes in Net Assets
(Amounts in thousands)

                                                Investor Conservative             Investor
                                                     Growth Fund                Balanced Fund
                                               ------------------------    -----------------------
                                                      Year Ended                 Year Ended
                                                       June 30,                   June 30,
                                               ------------------------    -----------------------
                                                  2002          2001         2002          2001
                                               ----------    ----------    ---------    ----------
From Investment Activities:
Operations:
     Net investment income ..................   $  9,560      $  8,842     $ 19,981      $ 20,993
     Net realized gains (losses) from
       investment transactions in
       affiliates ...........................     (4,261)       (1,291)     (24,958)       (2,957)
     Distributions of realized gains by
       investment company affiliates ........      1,434         3,233        4,979        11,645
     Net change in unrealized appreciation
       (depreciation) from investments in
       affiliates ...........................    (11,132)       (4,398)     (43,365)      (38,809)
                                                --------      --------     --------      --------
     Change in net assets resulting from
       operations ...........................     (4,399)        6,386      (43,363)       (9,128)
                                                --------      --------     --------      --------
Distributions to Class I Shareholders:
     From net investment income .............     (2,395)       (2,499)      (1,746)       (2,138)
     From net realized gains ................       (209)       (1,228)        (190)       (2,394)
Distributions to Class A Shareholders:
     From net investment income .............     (2,332)       (1,603)      (8,345)       (8,675)
     From net realized gains ................       (206)         (822)        (867)      (10,013)
Distributions to Class B Shareholders:
     From net investment income .............     (4,558)       (4,490)      (9,420)       (9,705)
     From net realized gains ................       (527)       (2,842)      (1,293)      (13,799)
Distributions to Class C Shareholders:
     From net investment income .............       (285)         (257)        (496)         (495)
     From net realized gains ................        (32)         (170)         (65)         (740)
                                                --------      --------     --------      --------
     Change in net assets from shareholder
       distributions ........................    (10,544)      (13,911)     (22,422)      (47,959)
                                                --------      --------     --------      --------
Capital Transactions:
     Change in net assets from capital
       transactions .........................     79,048        35,282      127,399       161,489
                                                --------      --------     --------      --------
     Change in net assets ...................     64,105        27,757       61,614       104,402
Net Assets:
     Beginning of period ....................    236,409       208,652      695,352       590,950
                                                --------      --------     --------      --------
     End of period ..........................   $300,514      $236,409     $756,966      $695,352
                                                ========      ========     ========      ========

See notes to financial statements.

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--------------------------------------------------------------------------------

Statements of Changes in Net Assets
(Amounts in thousands)

                                                   Investor Growth                 Investor
                                                    & Income Fund                Growth Fund
                                               ------------------------    ------------------------
                                                      Year Ended                  Year Ended
                                                       June 30,                    June 30,
                                               ------------------------    ------------------------
                                                  2002          2001          2002          2001
                                               ----------    ----------    ----------    ----------
From Investment Activities:
Operations:
     Net investment income ..................  $   18,810    $   24,610    $   3,803      $  8,850
     Net realized gains (losses) from
       investment transactions in
       affiliates ...........................     (51,234)       (4,118)     (47,253)         (706)
     Distributions of realized gains by
       investment company affiliates ........       9,067        28,259        8,387        23,903
     Net change in unrealized appreciation
       (depreciation) from investments in
       affiliates ...........................     (87,477)      (91,114)     (66,708)      (77,200)
                                               ----------    ----------    ---------      --------
     Change in net assets resulting from
       operations ...........................    (110,834)      (42,363)    (101,771)      (45,153)
                                               ----------    ----------    ---------      --------
Distributions to Class I Shareholders:
     From net investment income .............      (3,965)       (5,800)        (460)       (1,241)
     From net realized gains ................      (1,216)      (11,759)        (614)       (5,754)
Distributions to Class A Shareholders:
     From net investment income .............      (7,497)       (9,533)      (1,595)       (2,596)
     From net realized gains ................      (2,885)      (18,489)      (2,544)      (12,620)
Distributions to Class B Shareholders:
     From net investment income .............      (7,049)       (8,941)      (1,966)       (4,273)
     From net realized gains ................      (3,834)      (23,333)      (5,555)      (27,373)
Distributions to Class C Shareholders:
     From net investment income .............        (332)         (362)         (87)         (232)
     From net realized gains ................        (160)       (1,021)        (251)       (1,510)
                                               ----------    ----------    ---------      --------
     Change in net assets from shareholder
       distributions ........................     (26,938)      (79,238)     (13,072)      (55,599)
                                               ----------    ----------    ---------      --------
Capital Transactions:
     Change in net assets from capital
       transactions .........................     161,281       275,336      113,801       264,259
                                               ----------    ----------    ---------      --------
     Change in net assets ...................      23,509       153,735       (1,042)      163,507
Net Assets:
     Beginning of period ....................   1,039,077       885,342      699,005       535,498
                                               ----------    ----------    ---------      --------
     End of period ..........................  $1,062,586    $1,039,077    $ 697,963      $699,005
                                               ==========    ==========    =========      ========

See notes to financial statements.
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Schedules of Capital Stock Activity
(Amounts in thousands)

                                                         Investor Conservative              Investor
                                                              Growth Fund                Balanced Fund
                                                        ------------------------    ------------------------
                                                               Year Ended                  Year Ended
                                                                June 30,                    June 30,
                                                        ------------------------    ------------------------
                                                           2002          2001          2002          2001
                                                        ----------    ----------    ----------    ----------
Capital Transactions:
Class I Shares:
  Proceeds from shares issued ........................   $ 24,225     $   24,317     $ 22,065      $ 19,785
  Dividends reinvested ...............................      1,566          2,765        1,854         1,726
  Cost of shares redeemed ............................    (23,843)       (19,108)     (34,599)      (12,437)
                                                         --------     ----------     --------      --------
  Change in net assets from Class I capital
    transactions .....................................   $  1,948     $    7,974     $(10,680)     $  9,074
                                                         ========     ==========     ========      ========
Class A Shares:
  Proceeds from shares issued ........................   $ 51,756     $   19,089     $123,759      $100,012
  Dividends reinvested ...............................      2,337          2,298        8,790        17,118
  Cost of shares redeemed ............................    (15,641)       (11,721)     (76,316)      (65,818)
                                                         --------     ----------     --------      --------
  Change in net assets from Class A capital
    transactions .....................................   $ 38,452     $    9,666     $ 56,233      $ 51,312
                                                         ========     ==========     ========      ========
Class B Shares:
  Proceeds from shares issued ........................   $ 56,020     $   33,262     $123,843      $129,013
  Dividends reinvested ...............................      4,874          7,011       10,609        22,502
  Cost of shares redeemed ............................    (27,101)       (22,993)     (60,354)      (53,262)
                                                         --------     ----------     --------      --------
  Change in net assets from Class B capital
    transactions .....................................   $ 33,793     $   17,280     $ 74,098      $ 98,253
                                                         ========     ==========     ========      ========
Class C Shares:
  Proceeds from shares issued ........................   $  6,816     $    2,739     $ 11,821      $  6,809
  Dividends reinvested ...............................        272            404          503         1,192
  Cost of shares redeemed ............................     (2,233)        (2,781)      (4,576)       (5,151)
                                                         --------     ----------     --------      --------
  Change in net assets from Class C capital
    transactions .....................................   $  4,855     $      362     $  7,748      $  2,850
                                                         ========     ==========     ========      ========
Share Transactions:
Class I Shares:
  Issued .............................................      2,308          2,229        2,006         1,686
  Reinvested .........................................        149            252          168           139
  Redeemed ...........................................     (2,270)        (1,742)      (3,149)       (1,031)
                                                         --------     ----------     --------      --------
  Change in Class I Shares ...........................        187            739         (975)          794
                                                         ========     ==========     ========      ========
Class A Shares:
  Issued .............................................      4,940          1,754       11,211         8,418
  Reinvested .........................................        223            210          795         1,419
  Redeemed ...........................................     (1,492)        (1,073)      (6,971)       (5,536)
                                                         --------     ----------     --------      --------
  Change in Class A Shares ...........................      3,671            891        5,035         4,301
                                                         ========     ==========     ========      ========
Class B Shares:
  Issued .............................................      5,352          3,071       11,264        10,909
  Reinvested .........................................        464            640          960         1,865
  Redeemed ...........................................     (2,592)        (2,101)      (5,510)       (4,480)
                                                         --------     ----------     --------      --------
  Change in Class B Shares ...........................      3,224          1,610        6,714         8,294
                                                         ========     ==========     ========      ========
Class C Shares:
  Issued .............................................        655            252        1,081           573
  Reinvested .........................................         26             37           46            99
  Redeemed ...........................................       (214)          (254)        (421)         (434)
                                                         --------     ----------     --------      --------
  Change in Class C Shares ...........................        467             35          706           238
                                                         ========     ==========     ========      ========

See notes to financial statements.

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Investor Funds Annual Report
--------------------------------------------------------------------------------

Schedules of Capital Stock Activity
(Amounts in thousands)

                                                            Investor Growth                 Investor
                                                             & Income Fund                Growth Fund
                                                        ------------------------    ------------------------
                                                        Year Ended    Year Ended    Year Ended    Year Ended
                                                         June 30,      June 30,      June 30,      June 30,
                                                           2002          2001          2002          2001
                                                        ----------    ----------    ----------    ----------
Capital Transactions:
Class I Shares:
  Proceeds from shares issued ........................   $ 80,523      $ 45,399      $ 14,783      $ 13,795
  Dividends reinvested ...............................      5,064        16,456           834         6,177
  Cost of shares redeemed ............................    (47,470)      (83,386)      (26,889)      (29,117)
                                                         --------      --------      --------      --------
  Change in net assets from Class I capital
    transactions .....................................   $ 38,117      $(21,531)     $(11,272)     $ (9,145)
                                                         ========      ========      ========      ========
Class A Shares:
  Proceeds from shares issued ........................   $129,739      $162,931      $ 69,707      $101,029
  Dividends reinvested ...............................     10,455        27,192         4,082        15,271
  Cost of shares redeemed ............................   (133,645)      (74,814)      (43,522)      (32,715)
                                                         --------      --------      --------      --------
  Change in net assets from Class A capital
    transactions .....................................   $  6,549      $115,309      $ 30,267      $ 83,585
                                                         ========      ========      ========      ========
Class B Shares:
  Proceeds from shares issued ........................   $168,982      $208,073      $136,851      $203,068
  Dividends reinvested ...............................     10,993        31,392         7,440        31,483
  Cost of shares redeemed ............................    (77,899)      (61,530)      (60,400)      (47,300)
                                                         --------      --------      --------      --------
  Change in net assets from Class B capital
    transactions .....................................   $102,076      $177,935      $ 83,891      $187,251
                                                         ========      ========      ========      ========
Class C Shares:
  Proceeds from shares issued ........................   $ 19,041      $  7,032      $ 15,342      $  5,420
  Dividends reinvested ...............................        424         1,355           307         1,689
  Cost of shares redeemed ............................     (4,926)       (4,764)       (4,734)       (4,541)
                                                         --------      --------      --------      --------
  Change in net assets from Class C capital
    transactions .....................................   $ 14,539      $  3,623      $ 10,915      $  2,568
                                                         ========      ========      ========      ========
Share Transactions:
Class I Shares:
  Issued .............................................      6,981         3,495         1,261           969
  Reinvested .........................................        442         1,249            71           428
  Redeemed ...........................................     (4,131)       (6,566)       (2,234)       (2,117)
                                                         --------      --------      --------      --------
  Change in Class I Shares ...........................      3,292        (1,822)         (902)         (720)
                                                         ========      ========      ========      ========
Class A Shares:
  Issued .............................................     11,183        12,563         5,859         7,292
  Reinvested .........................................        906         2,054           349         1,072
  Redeemed ...........................................    (11,495)       (5,796)       (3,669)       (2,375)
                                                         --------      --------      --------      --------
  Change in Class A Shares ...........................        594         8,821         2,539         5,989
                                                         ========      ========      ========      ========
Class B Shares:
  Issued .............................................     14,646        16,070        11,445        14,622
  Reinvested .........................................        958         2,379           633         2,197
  Redeemed ...........................................     (6,822)       (4,788)       (5,102)       (3,452)
                                                         --------      --------      --------      --------
  Change in Class B Shares ...........................      8,782        13,661         6,976        13,367
                                                         ========      ========      ========      ========
Class C Shares:
  Issued .............................................      1,665           546         1,300           399
  Reinvested .........................................         37           103            26           119
  Redeemed ...........................................       (436)         (369)         (401)         (325)
                                                         --------      --------      --------      --------
  Change in Class C Shares ...........................      1,266           280           925           193
                                                         ========      ========      ========      ========

See notes to financial statements.

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--------------------------------------------------------------------------------

Financial Highlights

                                                    Investment Activities                             Distributions
                                          ------------------------------------------    -----------------------------------------
                                                         Net Realized                                     Net
                             Net Asset                  and Unrealized                                 Realized
                              Value,         Net            Gains         Total from       Net           Gains
                             Beginning    Investment     (Losses) on      Investment    Investment    (Losses) on       Total
                             of Period      Income       Investments      Activities      Income      Investments   Distributions
                             ---------    ----------    --------------    ----------    ----------    -----------   -------------
Investor Conservative
 Growth Fund (Class I)
 Year Ended June 30,
 2002 .....................   $10.71        $0.43           $(0.52)         $(0.09)       $(0.43)       $(0.04)        $(0.47)
 Year Ended June 30,
 2001 .....................    11.09         0.52            (0.11)           0.41         (0.52)        (0.27)         (0.79)
 Year Ended June 30,
 2000 .....................    11.20         0.52            (0.03)           0.49         (0.52)        (0.08)         (0.60)
 Year Ended June 30,
 1999 .....................    11.06         0.47             0.28            0.75         (0.48)        (0.13)         (0.61)
 Year Ended June 30,
 1998 .....................    10.33         0.46             0.82            1.28         (0.45)        (0.10)         (0.55)

Investor Balanced Fund
 (Class I)
 Year Ended June 30,
 2002 .....................    11.44         0.40            (0.95)          (0.55)        (0.37)        (0.04)         (0.41)
 Year Ended June 30,
 2001 .....................    12.52         0.46            (0.53)          (0.07)        (0.46)        (0.55)         (1.01)
 Year Ended June 30,
 2000 .....................    12.24         0.53             0.27            0.80         (0.49)        (0.03)         (0.52)
 Year Ended June 30,
 1999 .....................    11.81         0.47             0.79            1.26         (0.51)        (0.32)         (0.83)
 Year Ended June 30,
 1998 .....................    10.63         0.37             1.39            1.76         (0.36)        (0.22)         (0.58)

Investor Growth & Income
 Fund (Class I)
 Year Ended June 30,
 2002 .....................    12.21         0.27            (1.39)          (1.12)        (0.27)        (0.09)         (0.36)
 Year Ended June 30,
 2001 .....................    13.84         0.42            (0.86)          (0.44)        (0.40)        (0.79)         (1.19)
 Year Ended June 30,
 2000 .....................    13.29         0.43             0.63            1.06         (0.42)        (0.09)         (0.51)
 Year Ended June 30,
 1999 .....................    12.57         0.35             1.32            1.67         (0.48)        (0.47)         (0.95)
 Year Ended June 30,
 1998 .....................    10.93         0.25             1.92            2.17         (0.25)        (0.28)         (0.53)

Investor Growth Fund (Class
 I)
 Year Ended June 30,
 2002 .....................    13.06         0.16            (1.83)          (1.67)        (0.12)        (0.16)         (0.28)
 Year Ended June 30,
 2001 .....................    15.33         0.32            (1.15)          (0.83)        (0.25)        (1.19)         (1.44)
 Year Ended June 30,
 2000 .....................    14.39         0.40             1.04            1.44         (0.34)        (0.16)         (0.50)
 Year Ended June 30,
 1999 .....................    13.39         0.32             1.77            2.09         (0.43)        (0.66)         (1.09)
 Year Ended June 30,
 1998 .....................    11.25         0.12             2.49            2.61         (0.12)        (0.35)         (0.47)

Investor Conservative
 Growth Fund (Class A)
 Year Ended June 30,
 2002 .....................    10.69         0.41            (0.52)          (0.11)        (0.41)        (0.04)         (0.45)
 Year Ended June 30,
 2001 .....................    11.07         0.49            (0.11)           0.38         (0.49)        (0.27)         (0.76)
 Year Ended June 30,
 2000 .....................    11.18         0.49            (0.03)           0.46         (0.49)        (0.08)         (0.57)
 Year Ended June 30,
 1999 .....................    11.04         0.44             0.29            0.73         (0.46)        (0.13)         (0.59)
 Year Ended June 30,
 1998 .....................    10.32         0.43             0.82            1.25         (0.43)        (0.10)         (0.53)

Investor Balanced Fund
 (Class A)
 Year Ended June 30,
 2002 .....................    11.44         0.34            (0.92)          (0.58)        (0.34)        (0.04)         (0.38)
 Year Ended June 30,
 2001 .....................    12.52         0.43            (0.53)          (0.10)        (0.43)        (0.55)         (0.98)
 Year Ended June 30,
 2000 .....................    12.24         0.47             0.30            0.77         (0.46)        (0.03)         (0.49)
 Year Ended June 30,
 1999 .....................    11.83         0.42             0.79            1.21         (0.48)        (0.32)         (0.80)
 Year Ended June 30,
 1998 .....................    10.66         0.34             1.39            1.73         (0.34)        (0.22)         (0.56)

Investor Growth & Income
 Fund (Class A)
 Year Ended June 30,
 2002 .....................    12.33         0.25            (1.41)          (1.16)        (0.25)        (0.09)         (0.34)
 Year Ended June 30,
 2001 .....................    13.96         0.36            (0.83)          (0.47)        (0.37)        (0.79)         (1.16)
 Year Ended June 30,
 2000 .....................    13.40         0.39             0.65            1.04         (0.39)        (0.09)         (0.48)
 Year Ended June 30,
 1999 .....................    12.69         0.36             1.27            1.63         (0.45)        (0.47)         (0.92)
 Year Ended June 30,
 1998 .....................    11.02         0.22             1.95            2.17         (0.22)        (0.28)         (0.50)

Investor Growth Fund (Class
 A)
 Year Ended June 30,
 2002 .....................    12.97         0.12            (1.80)          (1.68)        (0.10)        (0.16)         (0.26)
 Year Ended June 30,
 2001 .....................    15.25         0.25            (1.11)          (0.86)        (0.23)        (1.19)         (1.42)
 Year Ended June 30,
 2000 .....................    14.30         0.33             1.09            1.42         (0.31)        (0.16)         (0.47)
 Year Ended June 30,
 1999 .....................    13.33         0.29             1.74            2.03         (0.40)        (0.66)         (1.06)
 Year Ended June 30,
 1998 .....................    11.21         0.10             2.47            2.57         (0.10)        (0.35)         (0.45)

------------

 * During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

(a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.
See notes to financial statements.

                                       17
                                                                          Report
ONE GROUP MUTUAL FUNDS         Investor Funds Annual Report        June 30, 2002

--------------------------------------------------------------------------------

                                                                           Ratios/Supplemental Data
                                                                     -------------------------------------
                                                                       Net       Ratio of     Ratio of Net
                                         Net Asset       Total       Assets,    Expenses to    Investment
                                          Value,        Return        End of      Average      Income to
                                          End of       (Excludes      Period        Net         Average
                                          Period     Sales Charge)   (000's)      Assets       Net Assets
                                         ---------   -------------   --------   -----------   ------------

Investor Conservative Growth Fund
 (Class I)
  Year Ended June 30, 2002..............  $10.15         (0.89)%     $57,251       0.23%          4.13%
  Year Ended June 30, 2001..............   10.71          3.73       58,396        0.20           4.71
  Year Ended June 30, 2000..............   11.09          4.52       52,294        0.20           4.66
  Year Ended June 30, 1999..............   11.20          7.01       37,131        0.20           4.31
  Year Ended June 30, 1998..............   11.06         12.70       30,352        0.20           4.43

Investor Balanced Fund (Class I)
  Year Ended June 30, 2002..............   10.48         (4.90)      45,136        0.22           3.37
  Year Ended June 30, 2001..............   11.44         (0.70)      60,442        0.20           3.94
  Year Ended June 30, 2000..............   12.52          6.69       56,229        0.20           4.10
  Year Ended June 30, 1999..............   12.24         11.16       84,447        0.20           3.85
  Year Ended June 30, 1998..............   11.81         17.02       93,557        0.20           3.31

Investor Growth & Income Fund (Class I)

  Year Ended June 30, 2002..............   10.73         (9.23)      176,206       0.23           2.35
  Year Ended June 30, 2001..............   12.21         (3.51)      160,441       0.20           3.18
  Year Ended June 30, 2000..............   13.84          8.10       207,040       0.20           3.14
  Year Ended June 30, 1999..............   13.29         14.11       209,770       0.20           3.70
  Year Ended June 30, 1998..............   12.57         20.34       98,060        0.20           2.17

Investor Growth Fund (Class I)
  Year Ended June 30, 2002..............   11.11        (12.93)      35,237        0.23           1.35
  Year Ended June 30, 2001..............   13.06         (6.02)      53,171        0.20           2.38
  Year Ended June 30, 2000..............   15.33         10.17       73,483        0.20           2.77
  Year Ended June 30, 1999..............   14.39         16.84       100,566       0.20           2.57
  Year Ended June 30, 1998..............   13.39         23.81       86,355        0.20           1.04

Investor Conservative Growth Fund
 (Class A)

  Year Ended June 30, 2002..............   10.13         (1.13)      74,756        0.48           3.90
  Year Ended June 30, 2001..............   10.69          3.48       39,651        0.45           4.49
  Year Ended June 30, 2000..............   11.07          4.27       31,225        0.45           4.46
  Year Ended June 30, 1999..............   11.18          6.77       29,714        0.45           4.07
  Year Ended June 30, 1998..............   11.04         12.38       12,538        0.45           4.12

Investor Balanced Fund (Class A)

  Year Ended June 30, 2002..............   10.48         (5.13)      281,567       0.48           3.13
  Year Ended June 30, 2001..............   11.44         (0.94)      249,797       0.45           3.66
  Year Ended June 30, 2000..............   12.52          6.43       219,684       0.45           3.82
  Year Ended June 30, 1999..............   12.24         10.70       177,336       0.45           3.27
  Year Ended June 30, 1998..............   11.83         16.62       32,605        0.45           3.01

Investor Growth & Income Fund (Class A)

  Year Ended June 30, 2002..............   10.83         (9.53)      334,005       0.48           2.15
  Year Ended June 30, 2001..............   12.33         (3.71)      372,933       0.45           2.79
  Year Ended June 30, 2000..............   13.96          7.85       299,207       0.45           2.91
  Year Ended June 30, 1999..............   13.40         13.62       245,151       0.45           1.54
  Year Ended June 30, 1998..............   12.69         20.18       39,874        0.45           1.91

Investor Growth Fund (Class A)

  Year Ended June 30, 2002..............   11.03        (13.06)      195,576       0.48           1.02
  Year Ended June 30, 2001..............   12.97         (6.27)      197,065       0.45           1.81
  Year Ended June 30, 2000..............   15.25         10.04       140,449       0.45           2.25
  Year Ended June 30, 1999..............   14.30         16.40       100,789       0.45           2.08
  Year Ended June 30, 1998..............   13.33         23.44       55,057        0.45           0.78

                                           Ratios/Supplemental Data
                                          --------------------------
                                           Ratio of
                                          Expenses to
                                            Average
                                              Net        Portfolio
                                            Assets*     Turnover (a)
                                          -----------   ------------
Investor Conservative Growth Fund
 (Class I)
  Year Ended June 30, 2002..............     0.23%          9.21%
  Year Ended June 30, 2001..............     0.22           7.82
  Year Ended June 30, 2000..............     0.30          23.76
  Year Ended June 30, 1999..............     0.32           9.73
  Year Ended June 30, 1998..............     0.56           3.22
Investor Balanced Fund (Class I)
  Year Ended June 30, 2002..............     0.23          20.23
  Year Ended June 30, 2001..............     0.22           7.13
  Year Ended June 30, 2000..............     0.27          20.99
  Year Ended June 30, 1999..............     0.26          13.51
  Year Ended June 30, 1998..............     0.32           9.71
Investor Growth & Income Fund (Class I)
  Year Ended June 30, 2002..............     0.23          24.96
  Year Ended June 30, 2001..............     0.24           6.15
  Year Ended June 30, 2000..............     0.28          21.50
  Year Ended June 30, 1999..............     0.27          17.87
  Year Ended June 30, 1998..............     0.34          11.38
Investor Growth Fund (Class I)
  Year Ended June 30, 2002..............     0.31          29.37
  Year Ended June 30, 2001..............     0.27           7.43
  Year Ended June 30, 2000..............     0.32          28.66
  Year Ended June 30, 1999..............     0.31          14.62
  Year Ended June 30, 1998..............     0.36           4.05
Investor Conservative Growth Fund
 (Class A)
  Year Ended June 30, 2002..............     0.59           9.21
  Year Ended June 30, 2001..............     0.57           7.82
  Year Ended June 30, 2000..............     0.65          23.76
  Year Ended June 30, 1999..............     0.67           9.73
  Year Ended June 30, 1998..............     0.82           3.22
Investor Balanced Fund (Class A)
  Year Ended June 30, 2002..............     0.58          20.23
  Year Ended June 30, 2001..............     0.57           7.13
  Year Ended June 30, 2000..............     0.62          20.99
  Year Ended June 30, 1999..............     0.61          13.51
  Year Ended June 30, 1998..............     0.66           9.71
Investor Growth & Income Fund (Class A)
  Year Ended June 30, 2002..............     0.58          24.96
  Year Ended June 30, 2001..............     0.59           6.15
  Year Ended June 30, 2000..............     0.63          21.50
  Year Ended June 30, 1999..............     0.62          17.87
  Year Ended June 30, 1998..............     0.67          11.38
Investor Growth Fund (Class A)
  Year Ended June 30, 2002..............     0.66          29.37
  Year Ended June 30, 2001..............     0.62           7.43
  Year Ended June 30, 2000..............     0.67          28.66
  Year Ended June 30, 1999..............     0.66          14.62
  Year Ended June 30, 1998..............     0.70           4.05

                                       18
Report
ONE GROUP MUTUAL FUNDS         Investor Funds Annual Report        June 30, 2002

Investor Funds Annual Report
--------------------------------------------------------------------------------

Financial Highlights

                                                    Investment Activities                             Distributions
                                          ------------------------------------------    -----------------------------------------
                                                         Net Realized                                     Net
                             Net Asset                  and Unrealized                                 Realized
                              Value,         Net            Gains         Total from       Net           Gains
                             Beginning    Investment     (Losses) on      Investment    Investment    (Losses) on       Total
                             of Period      Income       Investments      Activities      Income      Investments   Distributions
                             ---------    ----------    --------------    ----------    ----------    -----------   -------------

Investor Conservative Growth Fund
(Class B)
 Year Ended June 30,
 2002 .....................   $10.69        $0.33           $(0.52)         $(0.19)       $(0.33)       $(0.04)        $(0.37)
 Year Ended June 30,
 2001 .....................    11.08         0.41            (0.12)           0.29         (0.41)        (0.27)         (0.68)
 Year Ended June 30,
 2000 .....................    11.19         0.41            (0.03)           0.38         (0.41)        (0.08)         (0.49)
 Year Ended June 30,
 1999 .....................    11.05         0.36             0.29            0.65         (0.38)        (0.13)         (0.51)
 Year Ended June 30,
 1998 .....................    10.33         0.37             0.81            1.18         (0.36)        (0.10)         (0.46)

Investor Balanced Fund (Class B)
 Year Ended June 30,
 2002 .....................    11.43         0.26            (0.93)          (0.67)        (0.26)        (0.04)         (0.30)
 Year Ended June 30,
 2001 .....................    12.51         0.35            (0.53)          (0.18)        (0.35)        (0.55)         (0.90)
 Year Ended June 30,
 2000 .....................    12.24         0.37             0.30            0.67         (0.37)        (0.03)         (0.40)
 Year Ended June 30,
 1999 .....................    11.82         0.33             0.81            1.14         (0.40)        (0.32)         (0.72)
 Year Ended June 30,
 1998 .....................    10.65         0.26             1.39            1.65         (0.26)        (0.22)         (0.48)

Investor Growth & Income Fund
 (Class B)
 Year Ended June 30,
 2002 .....................    12.28         0.16            (1.40)          (1.24)        (0.16)        (0.09)         (0.25)
 Year Ended June 30,
 2001 .....................    13.91         0.27            (0.84)          (0.57)        (0.27)        (0.79)         (1.06)
 Year Ended June 30,
 2000 .....................    13.36         0.29             0.64            0.93         (0.29)        (0.09)         (0.38)
 Year Ended June 30,
 1999 .....................    12.64         0.26             1.29            1.55         (0.36)        (0.47)         (0.83)
 Year Ended June 30,
 1998 .....................    11.00         0.14             1.92            2.06         (0.14)        (0.28)         (0.42)

Investor Growth Fund
 (Class B)
 Year Ended June 30,
 2002 .....................    13.01         0.04            (1.81)          (1.77)        (0.06)        (0.16)         (0.22)
 Year Ended June 30,
 2001 .....................    15.35         0.17            (1.14)          (0.97)        (0.18)        (1.19)         (1.37)
 Year Ended June 30,
 2000 .....................    14.44         0.24             1.07            1.31         (0.24)        (0.16)         (0.40)
 Year Ended June 30,
 1999 .....................    13.47         0.20             1.76            1.96         (0.33)        (0.66)         (0.99)
 Year Ended June 30,
 1998 .....................    11.34         0.02             2.48            2.50         (0.02)        (0.35)         (0.37)

Investor Conservative Growth Fund
 (Class C)
 Year Ended June 30,
 2002 .....................    10.68         0.33            (0.52)          (0.19)        (0.33)        (0.04)         (0.37)
 Year Ended June 30,
 2001 .....................    11.06         0.41            (0.11)           0.30         (0.41)        (0.27)         (0.68)
 Year Ended June 30,
 2000 .....................    11.17         0.41            (0.03)           0.38         (0.41)        (0.08)         (0.49)
 Year Ended June 30,
 1999 .....................    11.03         0.36             0.29            0.65         (0.38)        (0.13)         (0.51)
 Year Ended June 30,
 1998 .....................    10.33         0.35             0.81            1.16         (0.36)        (0.10)         (0.46)

Investor Balanced Fund (Class C)
 Year Ended June 30,
 2002 .....................    11.38         0.26            (0.92)          (0.66)        (0.27)        (0.04)         (0.31)
 Year Ended June 30,
 2001 .....................    12.46         0.34            (0.53)          (0.19)        (0.34)        (0.55)         (0.89)
 Year Ended June 30,
 2000 .....................    12.19         0.37             0.30            0.67         (0.37)        (0.03)         (0.40)
 Year Ended June 30,
 1999 .....................    11.77         0.32             0.81            1.13         (0.39)        (0.32)         (0.71)
 Year Ended June 30,
 1998 .....................    10.63         0.26             1.37            1.63         (0.27)        (0.22)         (0.49)

Investor Growth & Income Fund
 (Class C)
 Year Ended June 30,
 2002 .....................    12.18         0.16            (1.39)          (1.23)        (0.17)        (0.09)         (0.26)
 Year Ended June 30,
 2001 .....................    13.80         0.28            (0.84)          (0.56)        (0.27)        (0.79)         (1.06)
 Year Ended June 30,
 2000 .....................    13.25         0.29             0.64            0.93         (0.29)        (0.09)         (0.38)
 Year Ended June 30,
 1999 .....................    12.54         0.26             1.28            1.54         (0.36)        (0.47)         (0.83)
 Year Ended June 30,
 1998 .....................    10.93         0.14             1.90            2.04         (0.15)        (0.28)         (0.43)

Investor Growth Fund
 (Class C)
 Year Ended June 30,
 2002 .....................    12.86         0.04            (1.79)          (1.75)        (0.06)        (0.16)         (0.22)
 Year Ended June 30,
 2001 .....................    15.19         0.18            (1.14)          (0.96)        (0.18)        (1.19)         (1.37)
 Year Ended June 30,
 2000 .....................    14.30         0.24             1.05            1.29         (0.24)        (0.16)         (0.40)
 Year Ended June 30,
 1999 .....................    13.34         0.18             1.77            1.95         (0.33)        (0.66)         (0.99)
 Year Ended June 30,
 1998 .....................    11.25         0.02             2.45            2.47         (0.03)        (0.35)         (0.38)

------------

 * During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

(a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.
See notes to financial statements.

                                       19
                                                                          Report
ONE GROUP MUTUAL FUNDS         Investor Funds Annual Report        June 30, 2002

--------------------------------------------------------------------------------

                                                                               Ratios/Supplementary Data
                                                                          ------------------------------------
                                                                            Net                   Ratio of Net
                                              Net Asset       Total       Assets,     Ratio of     Investment
                                               Value,        Return        End of     Expenses       Income
                                               End of       (Excludes      Period    to Average    to Average
                                               Period     Sales Charge)   (000's)    Net Assets    Net Assets
                                              ---------   -------------   --------   ----------   ------------

Investor Conservative Growth Fund (Class B)
  Year Ended June 30, 2002...................  $10.13         (1.86)%     $156,833      1.23%         3.13%
  Year Ended June 30, 2001...................   10.69          2.62       131,026       1.20          3.73
  Year Ended June 30, 2000...................   11.08          3.48       117,926       1.20          3.70
  Year Ended June 30, 1999...................   11.19          6.10       121,348       1.20          3.33
  Year Ended June 30, 1998...................   11.05         11.53       39,489        1.20          3.37

  Investor Balanced Fund (Class B)
  Year Ended June 30, 2002...................   10.46         (5.92)      406,991       1.23          2.39
  Year Ended June 30, 2001...................   11.43         (1.66)      367,716       1.20          2.92
  Year Ended June 30, 2000...................   12.51          5.58       298,942       1.20          3.04
  Year Ended June 30, 1999...................   12.24         10.01       229,671       1.20          2.78
  Year Ended June 30, 1998...................   11.82         15.85       70,463        1.20          2.26

  Investor Growth & Income Fund (Class B)
  Year Ended June 30, 2002...................   10.79        (10.15)      522,731       1.23          1.38
  Year Ended June 30, 2001...................   12.28         (4.41)      487,342       1.20          2.05
  Year Ended June 30, 2000...................   13.91          7.04       362,151       1.20          2.13
  Year Ended June 30, 1999...................   13.36         12.93       221,088       1.20          2.12
  Year Ended June 30, 1998...................   12.64         19.13       85,468        1.20          1.15

  Investor Growth Fund (Class B)
  Year Ended June 30, 2002...................   11.02        (13.74)      441,074       1.23          0.27
  Year Ended June 30, 2001...................   13.01         (6.97)      429,869       1.20          1.08
  Year Ended June 30, 2000...................   15.35          9.14       302,162       1.20          1.41
  Year Ended June 30, 1999...................   14.44         15.57       168,823       1.20          1.44
  Year Ended June 30, 1998...................   13.47         22.52       70,515        1.20          0.04

  Investor Conservative Growth Fund (Class C)
  Year Ended June 30, 2002...................   10.12         (1.85)      11,674        1.23          3.16
  Year Ended June 30, 2001...................   10.68          2.72        7,336        1.20          3.75
  Year Ended June 30, 2000...................   11.06          3.48        7,207        1.20          3.70
  Year Ended June 30, 1999...................   11.17          6.00        8,742        1.20          3.32
  Year Ended June 30, 1998...................   11.03         11.48        3,788        1.20          3.39

  Investor Balanced Fund (Class C)
  Year Ended June 30, 2002...................   10.41         (5.92)      23,272        1.23          2.40
  Year Ended June 30, 2001...................   11.38         (1.67)      17,397        1.20          2.93
  Year Ended June 30, 2000...................   12.46          5.59       16,095        1.20          3.08
  Year Ended June 30, 1999...................   12.19         10.04       14,963        1.20          2.85
  Year Ended June 30, 1998...................   11.77         15.66        6,653        1.20          2.24

  Investor Growth & Income Fund (Class C)
  Year Ended June 30, 2002...................   10.69        (10.19)      29,644        1.23          1.36
  Year Ended June 30, 2001...................   12.18         (4.40)      18,361        1.20          2.10
  Year Ended June 30, 2000...................   13.80          7.10       16,944        1.20          2.18
  Year Ended June 30, 1999...................   13.25         12.94       12,347        1.20          2.20
  Year Ended June 30, 1998...................   12.54         19.08        6,429        1.20          1.14

  Investor Growth Fund (Class C)
  Year Ended June 30, 2002...................   10.89        (13.74)      26,076        1.23          0.22
  Year Ended June 30, 2001...................   12.86         (7.01)      18,900        1.20          1.23
  Year Ended June 30, 2000...................   15.19          9.08       19,404        1.20          1.52
  Year Ended June 30, 1999...................   14.30         15.65       15,071        1.20          1.50
  Year Ended June 30, 1998...................   13.34         22.42        8,772        1.20          0.04

                                               Ratios/Supplementary Data
                                               --------------------------

                                                Ratio of
                                                Expenses
                                               to Average     Portfolio
                                               Net Assets*   Turnover (a)
                                               -----------   ------------
Investor Conservative Growth Fund (Class B)
  Year Ended June 30, 2002...................     1.23%          9.21%
  Year Ended June 30, 2001...................     1.22           7.82
  Year Ended June 30, 2000...................     1.30          23.76
  Year Ended June 30, 1999...................     1.32           9.73
  Year Ended June 30, 1998...................     1.47           3.22
  Investor Balanced Fund (Class B)
  Year Ended June 30, 2002...................     1.23          20.23
  Year Ended June 30, 2001...................     1.22           7.13
  Year Ended June 30, 2000...................     1.27          20.99
  Year Ended June 30, 1999...................     1.26          13.51
  Year Ended June 30, 1998...................     1.31           9.71
  Investor Growth & Income Fund (Class B)
  Year Ended June 30, 2002...................     1.23          24.96
  Year Ended June 30, 2001...................     1.23           6.15
  Year Ended June 30, 2000...................     1.28          21.50
  Year Ended June 30, 1999...................     1.27          17.87
  Year Ended June 30, 1998...................     1.32          11.38
  Investor Growth Fund (Class B)
  Year Ended June 30, 2002...................     1.31          29.37
  Year Ended June 30, 2001...................     1.27           7.43
  Year Ended June 30, 2000...................     1.32          28.66
  Year Ended June 30, 1999...................     1.31          14.62
  Year Ended June 30, 1998...................     1.35           4.50
  Investor Conservative Growth Fund (Class C)
  Year Ended June 30, 2002...................     1.23           9.21
  Year Ended June 30, 2001...................     1.22           7.82
  Year Ended June 30, 2000...................     1.30          23.76
  Year Ended June 30, 1999...................     1.33           9.73
  Year Ended June 30, 1998...................     1.47           3.22
  Investor Balanced Fund (Class C)
  Year Ended June 30, 2002...................     1.23          20.23
  Year Ended June 30, 2001...................     1.22           7.13
  Year Ended June 30, 2000...................     1.27          20.99
  Year Ended June 30, 1999...................     1.26          13.51
  Year Ended June 30, 1998...................     1.30           9.71
  Investor Growth & Income Fund (Class C)
  Year Ended June 30, 2002...................     1.23          24.96
  Year Ended June 30, 2001...................     1.24           6.15
  Year Ended June 30, 2000...................     1.28          21.50
  Year Ended June 30, 1999...................     1.27          17.87
  Year Ended June 30, 1998...................     1.31          11.38
  Investor Growth Fund (Class C)
  Year Ended June 30, 2002...................     1.31          29.37
  Year Ended June 30, 2001...................     1.27           7.43
  Year Ended June 30, 2000...................     1.32          28.66
  Year Ended June 30, 1999...................     1.31          14.62
  Year Ended June 30, 1998...................     1.35           4.05

                                       20
Report
ONE GROUP MUTUAL FUNDS         Investor Funds Annual Report        June 30, 2002

Investor Funds Annual Report
--------------------------------------------------------------------------------

Notes to Financial Statements
1. Organization:

   One Group Mutual Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company established as a Massachusetts business trust. The accompanying financial statements and financial highlights are those of the Investor Conservative Growth Fund, the Investor Balanced Fund, the Investor Growth & Income Fund, and the Investor Growth Fund (individually a "Fund", collectively the "Funds") only.

   The Trust has an unlimited number of shares of beneficial interest, with no par value, which may, without shareholder approval, be divided into an unlimited number of series of such shares, and any series may be classified or reclassified into one or more classes. The Trust is registered to offer forty-eight series and seven classes of shares: Class I, Class A, Class B, Class C, Class S, Administrative Class, and Service Class. The Funds are each authorized to issue Class I, Class A, Class B, and Class C shares. Shareholders are entitled to one vote for each full share held and vote in the aggregate and not by class or series, except as otherwise expressly required by law or when the Board of Trustees has determined that the matter to be voted on affects only the interest of shareholders of a particular class or series. See Schedules of Capital Stock Activity.

2. Significant Accounting Policies:

   The following is a summary of significant accounting policies followed by the Trust in preparation of its financial statements. The policies are in conformity with U.S. generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

      Security Valuation

      Investments in One Group Mutual Funds (the "Underlying Funds") are valued at the current day's closing net asset value per share.

      Security Transactions and Related Income

      Purchases and sales of the Underlying Funds are accounted for on a trade date basis. Net realized gains or losses on sales of the Underlying Funds are determined on the specific identification cost method. Other income and expenses are recognized on the accrual basis. Distributions from the Underlying Funds and dividends to the Funds' shareholders are recorded on the ex-dividend date.

      Expenses

      Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses which are attributable to more than one Fund of the Trust are allocated among the respective Funds. Each class of shares bears its pro-rata portion of expenses attributable to its series, except that each class separately bears expenses related specifically to that class, such as distribution fees.

      Dividends and Distributions to Shareholders

      Dividends from net investment income are declared and paid quarterly, except for the Investor Conservative Growth Fund, which is declared and paid monthly. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed at least annually.

      Distributions from net investment income and from net capital gain distributions are determined in accordance with U.S. income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for expiring capital loss carryforwards and deferrals of certain losses. Permanent book and tax basis differences, if any, have been reclassified among the components of net assets.
Continued

Investor Funds Annual Report
--------------------------------------------------------------------------------

Notes to Financial Statements, continued



                                       21
                                                                          Report
ONE GROUP MUTUAL FUNDS         Investor Funds Annual Report        June 30, 2002

      Federal Income Taxes

      The Funds' policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders. Therefore, no federal income tax provision is required.

3. Investment Advisory, Administration, and Distribution Agreements:

   The Trust and Banc One Investment Advisors Corporation (the "Advisor") are parties to an investment advisory agreement under which the Advisor is entitled to receive an annual fee, computed daily and paid monthly, equal to 0.05% of the average daily net assets of the Funds.

   The Trust and One Group Administrative Services, Inc. (the "Administrator"), an affiliate of Bank One Corporation, are parties to an administration agreement under which the Administrator provides services for a fee that is computed daily and paid monthly, at an annual rate of 0.10% on the first $500 million of each Fund's average daily net assets, 0.075% of each Fund's average daily net assets between $500 million and $1 billion, and 0.05% of each Fund's average daily net assets over $1 billion.

   On April 1, 2002, One Group Dealer Services, Inc., (the "Distributor"), an affiliate of Bank One Corporation, replaced The One Group Services Company (the "Prior Distributor") as Distributor. The Trust and the Distributor are parties to a distribution agreement under which shares of the Funds are sold on a continuous basis. Class A, Class B and Class C shares are subject to distribution and shareholder services plans (the "Plans") pursuant to Rule 12b-1 under the 1940 Act. As provided in the Plans, the Trust will pay the Distributor a fee of 0.35% of the average daily net assets of Class A shares of each of the Funds and 1.00% of the average daily net assets of the Class B and Class C shares of each of the Funds. Currently, the Distributor has agreed to limit payments under the Plans to 0.25% of average daily net assets of the Class A shares of each Fund. For the period ended June 30, 2002, the Distributor and Prior Distributor received $23,525,780 from commissions earned on sales of Class A shares and redemptions of Class B and Class C shares, of which, the Distributor re-allowed $11,314,945 to affiliated broker-dealers of the Funds.

   The Advisor, the Administrator and the Distributor have contractually agreed to waive fees and/or reimburse expenses to limit total operating expenses for the following fund and amounts:

                                Fund                              Class I    Class A    Class B    Class C
                                ----                              -------    -------    -------    -------
    Investor Growth Fund........................................    .25%       .50%      1.25%      1.25%

   Certain officers of the Trust are affiliated with the Advisor, the Administrator and the Distributor. Such officers receive no compensation from the Funds for serving in their respective roles.

   The Trust adopted a Trustee Deferred Compensation Plan (the "Plan") which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as a Trustee. The deferred fees are invested in various One Group Mutual Funds until distribution in accordance with the Plan.

4. Securities Transactions:

   The cost of security purchases and the proceeds from the sale of securities (excluding short-term securities) during the period ended June 30, 2002, were as follows (amounts in thousands):

    Fund                                                          Purchases     Sales
    ----                                                          ---------    --------
    Investor Conservative Growth Fund...........................  $102,255     $ 24,468
    Investor Balanced Fund......................................   279,459      145,138
    Investor Growth & Income Fund...............................   423,754      257,082
    Investor Growth Fund........................................   315,727      201,177

Continued

Investor Funds Annual Report
--------------------------------------------------------------------------------

Notes to Financial Statements, continued



                                       22
Report
ONE GROUP MUTUAL FUNDS         Investor Funds Annual Report        June 30, 2002

5. Line of Credit:

   The Trust, State Street Bank and Trust Company ("State Street"), and a group of banks (collectively, the "Banks") have a financing agreement. Under this agreement, the Banks provide an unsecured committed credit facility in the aggregate amount of $300 million which expires October 15, 2002. The credit facility is allocated, under the terms of the financing agreement, among the Banks. Advances under the agreement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. Interest on borrowings is payable at the Federal Funds Rate plus 0.50% on an annualized basis. A commitment fee of 0.10% per annum will be incurred on the unused portion of the committed facility, which is allocated to all funds in the Trust. As of June 30, 2002, there were no loans outstanding.

6. Federal Tax Information:

   The following Funds' net long-term capital gains designated for federal income tax purposes differ from the amounts below due to utilization of earnings and profits distributed to Shareholders on redemption of shares (amounts in thousands):

                                Fund                              Amount
                                ----                              ------
    Investor Conservative Growth Fund...........................  $  983
    Investor Balanced Fund......................................   2,500
    Investor Growth & Income Fund...............................   8,219
    Investor Growth Fund........................................   9,177

   The tax character of distributions paid during the fiscal year ended June 30, 2002 was as follows (Total distributions paid differ from the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid.) (amounts in thousands):

                                         Distributions paid from:
                                        ---------------------------
                                           Net             Net             Total         Tax Return          Total
                                        Investment      Long Term         Taxable            of          Distributions
                                          Income      Capital Gains    Distributions       Capital           Paid
                                        ----------    -------------    -------------    -------------    -------------
    Investor Conservative Growth......   $ 9,516         $  974           $10,490            $--            $10,490
    Investor Balanced.................    20,415          2,416            22,831            --              22,831
    Investor Growth & Income..........    19,514          8,094            27,608            --              27,608
    Investor Growth...................     4,108          8,965            13,073            --              13,073

   As of June 30, 2002 the components of accumulated earnings/(deficit) on a tax basis was as follows (The differences between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains/losses on certain derivative instruments and the difference between book and tax amortization methods for premium and market discount.) (amounts in thousands):

                                                 Undistributed                                 Accumulated
                                 Undistributed     Long-Term                                     Capital        Unrealized
                                   Ordinary         Capital      Accumulated   Distributions    and Other      Appreciation/
                                    Income           Gains        Earnings        Payable        Losses       (Depreciation)
                                 -------------   -------------   -----------   -------------   -----------   -----------------
    Investor Conservative
      Growth...................     $  809            $--          $  809         $  (822)      $ (2,816)        $ (16,998)
    Investor Balanced..........      4,300            --            4,300          (4,333)       (22,714)          (61,745)
    Investor Growth & Income...      3,405            --            3,405          (3,447)       (44,631)         (144,017)
    Investor Growth............         --            --               --              --        (45,006)          (97,247)

                                    Total
                                 Accumulated
                                  Earnings/
                                  (Deficit)
                                 -----------
    Investor Conservative
      Growth...................   $(19,827)
    Investor Balanced..........    (84,492)
    Investor Growth & Income...   (188,690)
    Investor Growth............   (142,253)

Continued

Investor Funds Annual Report
--------------------------------------------------------------------------------

Notes to Financial Statements, continued



                                       23
                                                                          Report
ONE GROUP MUTUAL FUNDS         Investor Funds Annual Report        June 30, 2002

   Net capital losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Funds' next taxable year. For the period ended June 30, 2002, the Funds deferred to July 1, 2002 post October capital losses of (amounts in thousands):

                                                                  Capital Losses
                                                                  --------------
    Investor Conservative Growth................................     $ 2,816
    Investor Balanced...........................................      22,714
    Investor Growth & Income....................................      44,631
    Investor Growth.............................................      45,006

   Eligible Distributions

   The Trust designates the following percentage of distributions eligible for the dividends received deductions for corporations.

                                Fund                              Amount
                                ----                              ------
    Investor Conservative Growth Fund...........................     4%
    Investor Balanced Fund......................................     6
    Investor Growth & Income Fund...............................    10
    Investor Growth Fund........................................    38

                                       24
Report
ONE GROUP MUTUAL FUNDS         Investor Funds Annual Report        June 30, 2002

--------------------------------------------------------------------------------

Investor Funds Annual Report
--------------------------------------------------------------------------------

Report of Independent Accountants

To the Board of Trustees and Shareholders of the One Group Mutual Funds:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Investor Conservative Growth Fund, the Investor Balanced Fund, the Investor Growth & Income Fund and the Investor Growth Fund (four series of One Group Mutual Funds, hereafter referred to as the "Funds") at June 30, 2002, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2002 by correspondence with the transfer agent of the underlying funds, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
Chicago, Illinois
August 14, 2002

                                       25
                                                                          Report
ONE GROUP MUTUAL FUNDS         Investor Funds Annual Report        June 30, 2002

Investor Funds Annual Report
--------------------------------------------------------------------------------

Trustees

Name and Address(1)
Birthdate
Time Served with                                                                    Other Directorships
the Trust                   Principal Occupation During the Past Five Years           Held by Trustee
--------------------  ------------------------------------------------------------  -------------------
Peter C. Marshall     From March 2002 until present, self-employed as a business    None
12/10/42              consultant. From March 2000 to February 2002, Senior Vice
5/16/94 - present     President, W.D. Hoard, Inc. (corporate parent of DCI
                      Marketing, Inc.). From November 1993 to March 2000,
                      President DCI Marketing, Inc.

Charles I. Post       Since July 1986, self-employed as a business consultant.      None
2/10/28
5/16/94 - present

Frederick W. Ruebeck  Since April 2000, advisor, Jerome P. Green & Associates, LLP  None
10/8/39               (a broker-dealer). From January 2000 to April 2000,
5/16/94 - present     self-employed as a consultant. From June 1988 to December
                      1999, Director of Investments, Eli Lilly and Company.

Robert A. Oden, Jr.   Since 1995, President, Kenyon College.                        None
9/11/46
6/25/97 - present

John F. Finn          Since 1975, President of Gardner, Inc. (wholesale             Director, Cardinal
11/5/47               distributor to outdoor power equipment industry).             Health
5/21/98 - present

Marilyn McCoy         Since 1985,Vice President of Administration and Planning,     None
3/18/48               Northwestern University.
4/28/99 - present

Julius L. Pallone     Since 1994, President, J.L. Pallone Associates (insurance     None
5/26/30               consultant).
4/28/99 - present

Donald L. Tuttle      Since 1995, Vice President, Association for Investment        None
10/6/34               Management and Research.
4/28/99 - present

------------

(1) The address of each Trustee is 1111 Polaris Parkway, Columbus, Ohio 43240. As of June 30, 2002, there were 57 portfolios within the Fund complex.

                                       26
Report
ONE GROUP MUTUAL FUNDS         Investor Funds Annual Report        June 30, 2002

Investor Funds Annual Report
--------------------------------------------------------------------------------

Officers

Name and Address(1)
Birthdate
Position Held and
Time Served with
the Trust                   Principal Occupation During the Past Five Years
--------------------  ------------------------------------------------------------
Mark A. Beeson        From November 2001 until present, Chief Financial Officer of
11/13/57              Banc One Investment Management Group and Senior Managing
President             Director of Banc One Investment Advisors Corporation. From
1/1/00 - present      October 1999 to present, Chief Executive Officer and
                      President, One Group Administrative Services, Inc. and Chief
                      Executive Officer and President, One Group Dealer Services,
                      Inc.; August 1994 to October 1999, Senior Managing Director,
                      Banc One Investment Advisors Corporation.

Robert L. Young       From November 2001 until present, Senior Managing Director
1/17/63               and Chief Operating Officer of One Group Mutual Funds for
Vice President and    Banc One Investment Management Group. From October 1999 to
Treasurer             present, Vice President and Treasurer, One Group
1/1/00 - present      Administrative Services, Inc., and Vice President and
                      Treasurer, One Group Dealer Services, Inc.; December 1996 to
                      October 1999, Managing Director of Mutual Fund
                      Administration, Banc One Investment Advisors Corporation.

Michael V. Wible      From January 2000 to present, First Vice President and
9/15/62               Counsel, Bank One Corporation; September 1994 to January
Secretary             2000, Counsel to Bank One Corporation.
1/1/00 - present

Gary R. Young         From October 1999 to present, Director Mutual Fund Financial
8/19/69               Administration, One Group Administrative Services, Inc.;
Assistant Treasurer   December 1998 to October 1999, Director, Mutual Fund
and Assistant         Financial Administration, Banc One Investment Advisors
Secretary             Corporation; January 1995 to December 1998, Vice President
1/1/00 - present      and Manager of Mutual Fund Accounting, Custody and Financial
                      Administration, First Chicago NBD Corporation.

Jessica K. Ditullio   From January 2000 to present, First Vice President and
9/19/62               Counsel, Bank One Corporation; August 1990 to January 2000,
Assistant Secretary   Counsel, Bank One Corporation.
1/1/00 - present

Nancy E. Fields       From October 1999 to present, Director, Mutual Fund
6/22/49               Administration, One Group Administrative Services, Inc. and
Assistant Secretary   Senior Project Manager, Mutual Funds, One Group Dealer
1/1/00 - present      Services, Inc.; July 1999 to October 1999, Project Manager,
                      One Group, Banc One Investment Advisors; January 1998 to
                      July 1999, Vice President, Ohio Bankers Association; July
                      1990 through December 1997, Vice President, Client Services,
                      BISYS Fund Services, Inc.

------------

(1) The address of each officer is 1111 Polaris Parkway, Columbus, Ohio 43240. As of June 30, 2002, there were 57 portfolios within the Fund complex.

                                       27
                                                                          Report
ONE GROUP MUTUAL FUNDS         Investor Funds Annual Report        June 30, 2002

                      (This page intentionally left blank)

[One Group Logo]
            One Group Mutual Funds are distributed by
            One Group Dealer Services, Inc., which is an affiliate of Bank One Corporation. Affiliates of Bank One Corporation receive fees for providing various services to the Funds.

            Call Investor Services at The One Group
            Sales and Service Center
            at 1-800-480-4111 for a prospectus
            containing complete information
            about charges and expenses. Read
            carefully before investing. Past
            performance is no guarantee of
            future results.

            [Bank One Logo]

            Banc One
            Investment
            Advisors
            Corporation
            TOG-F-036-AN (8/02)